February
21, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Prudential Government Securities Trust
File Nos. 2-74139 and 811-3264

Ladies and Gentlemen:

On behalf of Prudential Government Securities Trust enclosed for filing under the Investment Company Act of l940 is one copy of the Rule 24f-2
Notice.
This document has been filed using the EDGAR system.

If you have any questions relating to the foregoing, please call the undersigned at (973) 367-7521.

Please acknowledge receipt via EDGAR.

Very truly yours,


							/s/ Deborah A.
Docs
							Deborah A. Docs
Enclosures					Secretary



cc:	Bella L.F. Sanevich
(Shearman & Sterling)










	U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Prudential Government Securities
Trust, 100 Mulberry Street, Gateway Center Three, Newark,
New Jersey 07102-4077.

2. 	Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

		[X]


3.	Investment Company Act File Number:  811-3264.
Securities Act File Number: 2-74139.

4(a).Last day of fiscal year for which this Form is filed: November 30, 2001.

(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will 	be filing
this Form.

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):			   $ 3,782,772,626

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:
			                  $3,661,598,982



	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:	 	                   $  102,307,279

(iv)	Total available redemption credits
			[add Items 5(ii)and 5(iii)]:       $ 3,763,906,261

(v)	Net sales - If Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:				    $
18,866,365

(vi) 	Redemption credits available for use
		   in future years
		   -if Item 5(i) is less than Item 5(iv)
		   [subtract Item 5(iv) from Item(5(i)]  $   -  0  -

(vii) 	Multiplier for determining registration
		   fee (See instruction C.9):			   x
..000092

(viii) 	Registration fee due [multiply item 5(v)
		   by Item 5(vii)] enter "0" if no fee is
		   due.
=$  1,736

			6.	Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
1933 pursuant
to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0    . If there is a
number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
available for use by the issuer in future fiscal years, then state that number here:
0   .

	7.	Interest due - if this Form is being filed
	   more than 90 days after the end of the of
	   the issuer's fiscal year (See Instruction D):+$   0

		8.	Total amount of the registration fee due
			plus any interest due [line 5(viii)plus
		line 7]:
=$1,736



		9.	Date the registration fee and any interest payment was
			sent to the Commission's lockbox depository:
									February 21, 2002


			Method of Delivery:

					[X] Wire Transfer
					[ ] Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on 	  	  behalf of
the issuer and in the capacities and on the dates      	  indicated.

	By (Signature and Title)	/s/ Deborah A. Docs
							Deborah A. Docs
						 	Secretary

	Date: February 21, 2002

















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